Goodwill, and Intangible Assets, Net - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Intangible Assets [Line Items]
Intangible assets, gross	$ 1,935	$ 1,935
Less - accumulated amortization	909	569
Intangible assets, net	1,026	1,366
Technology [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets, gross	1,048	1,048
Less - accumulated amortization	600	376
Customer relationships [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets, gross	887	887
Less - accumulated amortization	$ 309	$ 193